Development Joint Venture and Acquisition of Properties (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 REALM Patterson Place Joint Venture Unit		Dec. 31, 2012 Crescent Cool Springs Development Joint Venture Unit		Dec. 31, 2012 Circle Alexander Joint Venture Unit		Dec. 31, 2012 Aura Castle Hills Joint Venture Unit		Dec. 31, 2012 Aura Grand Corners Joint Venture Unit
Acquisitions [Line Items]
Property Name and Location				Whitehall Property Charlotte, NC	[1]	Crosstown Property Tampa, FL	[2]	Circle Alexander Village Property Charlotte, NC	[2]	Aura Castle Hills Property Lewisville,TX	[2]	Aura Grand Corner Property Katy, TX	[2]
Type				Class A Multifamily Development	[1]	Class A Multifamily Development	[2]	Class A Multifamily Development	[2]	Class A Multifamily Development	[2]	Class A Multifamily Development	[2]
Date Acquired				Feb. 24, 2012	[1]	Mar. 27, 2012	[2]	Nov. 27, 2012	[2]	Nov. 30, 2012	[2]	Dec. 20, 2012	[2]
Ownership Interest				95.00%	[1],[3]	60.00%	[2],[3]	60.00%	[2],[3]	54.00%	[2],[3]	90.00%	[2],[3]
Number of Units Upon Completion				298	[1]	344	[2]	320	[2]	316	[2]	291	[2]
Development Budget	$ 167.1	[4]		$ 29.7	[1],[4]	$ 37.1	[2],[4]	$ 33.6	[2],[4]	$ 34.9	[2],[4]	$ 31.8	[2],[4]
Equity Commitment by Company	33.5	[5]	13.9	7.1	[1],[5]	6.2	[2],[5]	5.2	[2],[5]	5.7	[2],[5]	9.3	[2],[5]
Mortgage/ Construction Loan	$ 119.9		$ 32.6	$ 22.3	[1]	$ 26.7	[2]	$ 25.0	[2]	$ 24.4	[2]	$ 21.5	[2]

[1]	Construction is scheduled to be completed in the second quarter of 2013. The purchase price of the land related to the Whitehall Property was $2.9 million.
[2]	The following presents information on the Company's other multifamily properties that were under development as of December 31, 2012: Name Purchase Price of Land (in millions) Development Budget (in millions) Estimated Completion Date Crosstown Property $ 4.4 $ 37.1 Q4 2013 Circle Alexander Village Property 2.4 33.6 Q2 2014 Aura Castle Hills Property 4.5 34.9 Q2 2014 Aura Grand Corner Property 3.0 31.8 Q3 2014 $ 14.3 $ 137.4
[3]	In accordance with the joint venture agreements, operating cash flow will generally be distributed to the Company and the co-venture partner on a pro rata basis. Proceeds from a capital event, such as a sale of the properties, will be distributed pro rata until the members receive a specified minimum return on their invested capital and the return of their invested capital; thereafter, the co-venture partner will receive a disproportionately higher share of any remaining sale proceeds at varying levels based on the Company having received certain minimum threshold returns.
[4]	The development budgets of the multifamily development properties include the cost of the land, construction costs, development fees, financing costs, start-up costs and initial operating deficits of the respective properties. An affiliate of each co-venture partner serves as developer of the respective development project and coordinates and supervises the management and administration of the development and construction. Each developer is responsible for any cost overruns beyond the approved development budget for the applicable project and an affiliate of each co-venture partner is providing a one year construction warranty for the applicable projects.
[5]	Equity commitment by Company excludes amounts to be funded by the Company's co-venture partners. As of December 31, 2012, the Company had funded approximately $30.0 million of its equity commitments.